Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:
	Years Ended December 31,
	2023	2022
United States	$—	$—
Switzerland	58,465	—
Total	$58,465	$—

Schedule of Long-lived by Geographical Area

The distribution of long-lived assets by geographical area, which includes property and equipment and the Company’s right of use asset, was as follows:

	Years Ended December 31,
	2023	2022
United States	$10,956	$14,089
Switzerland	198,240	—
Total	$209,196	$14,089

Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis

The fair value of financial instruments measured on a recurring basis is as follows:

	As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$2,641	—	—	$2,641
Subscription agreement liability	$864,000	—	—	$864,000
Total	$866,641	$—	$—	$866,641
	As of December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$14,021	—	—	$14,021

Schedule of Activity for the Subscription Agreement Liability

The following table summarizes the activity for the subscription agreement liability, using unobservable Level 3 inputs, for the year ended December 31, 2023:

Subscription Agreement Liability
Balance at December 31, 2022	$—
Fair value upon issuance	729,900
Change in fair value	134,100
Balance at December 31, 2023	$864,000

Schedule of Activity for the Contingent Warrant Liability

The following table summarizes the activity for the contingent warrant liability, using unobservable Level 3 inputs, for the years ended December 31, 2023 and 2022:

Contingent Warrant Liability
Balance at December 31, 2021	$—
Fair value at issuance	75,431
Change in fair value	(61,410)
Balance at December 31, 2022	14,021
Fair value at issuance	25,837
Reclassification to equity	(129,184)
Change in fair value	91,967
Balance at December 31, 2023	$2,641

Schedule of Computation of Diluted Shares Outstanding

The following securities were excluded from the computation of diluted shares outstanding for the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:

	Years Ended December 31,
	2023	2022
Stock options	1,904,830	1,392,654
Warrants	7,899,661	5,264,274
Unvested restricted stock	256,580	—
Common stock issuable upon conversion of Series A preferred stock	5,709,935	—
Total	15,771,006	6,656,928